Consolidated Statements of Cash Flows Supplemental Disclosure - reconciliation of liabilities arising from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bonds Payable.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	$ 38,053	$ 35,418
Cash flows			$ 35,433
Non-cash changes:
Accretion	145	143	533
Cumulative translation adjustments	(2,971)	2,492	(548)
Ending balance	35,227	38,053	35,418
Lease liabilities.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	1,175	1,196
Cash flows	(466)	(510)	(943)
Non-cash changes:
Initial adoption of IFRS 16			2,911
Additions	84	368	1,583
Dispositions of subsidiaries			(487)
Accretion	42	59	71
COVID-19 related rent concessions		(6)
Termination			(1,809)
Cumulative translation adjustments	(68)	68	(130)
Ending balance	$ 767	$ 1,175	$ 1,196